Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUE LINE CAPITAL APPRECIATION FUND INC
Entity Central Index Key	0000102757
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000162171
Shareholder Report [Line Items]
Fund Name	Value Line Capital Appreciation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Capital Appreciation Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 11.16% during the six months ended June 30, 2025.

• The Fund outperformed its blended benchmark due to selection and asset allocation, i.e., being overweight equities and underweight fixed income.

• The Fund’s equity portfolio outperformed the S&P 500® Index, attributable primarily to stock selection. It was also boosted by growth stocks’ strong performance. The Fund’s fixed income portfolio lagged the Bloomberg Index.

• The Fund’s equity portfolio was helped by stock selection in financials, information technology and communication services and by overweights to information technology and communication services. Stock selection in energy and consumer staples detracted as did having no allocation to utilities.

• Stocks contributing most positively were Robinhood Markets, a financial services platform operator; Uber Technologies, a transportation company; and MicroStrategy, an enterprise analytics software provider that invests in Bitcoin. Out-of-Index positions in Robinhood Markets and MicroStrategy each advanced on cryptocurrency momentum. Uber Technologies saw a share price gain driven by strong revenue growth and profitability.

• Detracting most were positions in Snap, operator of social media platform Snapchat; Lululemon Athletica, an athletic apparel retailer; and Alphabet, parent company of Google—each of which saw a share price decline. An out-of-Index position in Snap was hurt by a lackluster advertising environment, tariff concerns and a lack of clear guidance. The Fund sold its position in Lululemon Athletica on the company’s deteriorating fundamentals. Alphabet was affected by decelerating cloud revenue, a delayed rollout of some AI tools and a lackluster advertising environment.

• The fixed income portion of the Fund was hurt by duration and yield curve positioning. Sector allocations decisions helped. Overweights in corporate bonds, particularly BBB-rated bonds, and an underweight in U.S. Treasuries contributed most positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Capital Appreciation Fund Inc.-Institutional Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
11/2/2015	$10,000	$10,000	$10,000
11/30/2015	$9,832	$10,030	$10,007
12/31/2015	$9,671	$9,872	$9,900
1/31/2016	$9,056	$9,382	$9,659
2/29/2016	$9,056	$9,369	$9,679
3/31/2016	$9,480	$10,005	$10,108
4/30/2016	$9,514	$10,043	$10,147
5/31/2016	$9,682	$10,224	$10,258
6/30/2016	$9,534	$10,250	$10,348
7/31/2016	$10,004	$10,628	$10,603
8/31/2016	$10,195	$10,643	$10,607
9/30/2016	$10,174	$10,645	$10,605
10/31/2016	$9,928	$10,451	$10,457
11/30/2016	$9,894	$10,838	$10,590
12/31/2016	$9,967	$11,052	$10,722
1/31/2017	$10,358	$11,262	$10,852
2/28/2017	$10,712	$11,709	$11,140
3/31/2017	$10,841	$11,723	$11,145
4/30/2017	$11,114	$11,843	$11,249
5/31/2017	$11,066	$12,010	$11,378
6/30/2017	$11,413	$12,085	$11,416
7/31/2017	$11,804	$12,333	$11,577
8/31/2017	$12,029	$12,371	$11,639
9/30/2017	$12,112	$12,626	$11,761
10/31/2017	$12,100	$12,921	$11,929
11/30/2017	$12,254	$13,317	$12,142
12/31/2017	$12,391	$13,465	$12,245
1/31/2018	$13,217	$14,236	$12,610
2/28/2018	$12,904	$13,711	$12,283
3/31/2018	$12,718	$13,363	$12,127
4/30/2018	$12,856	$13,414	$12,119
5/31/2018	$13,231	$13,737	$12,329
6/30/2018	$13,453	$13,822	$12,368
7/31/2018	$13,516	$14,336	$12,646
8/31/2018	$13,980	$14,803	$12,925
9/30/2018	$14,168	$14,887	$12,936
10/31/2018	$12,739	$13,870	$12,365
11/30/2018	$13,077	$14,153	$12,546
12/31/2018	$12,067	$12,875	$11,958
1/31/2019	$13,574	$13,906	$12,584
2/28/2019	$13,832	$14,353	$12,823
3/31/2019	$14,144	$14,632	$13,071
4/30/2019	$14,538	$15,224	$13,390
5/31/2019	$13,642	$14,257	$12,975
6/30/2019	$14,633	$15,262	$13,589
7/31/2019	$14,565	$15,481	$13,718
8/31/2019	$14,049	$15,236	$13,730
9/30/2019	$13,696	$15,521	$13,854
10/31/2019	$13,873	$15,857	$14,051
11/30/2019	$14,877	$16,433	$14,354
12/31/2019	$15,266	$16,928	$14,610
1/31/2020	$15,296	$16,922	$14,719
2/29/2020	$14,684	$15,529	$14,098
3/31/2020	$12,787	$13,611	$13,020
4/30/2020	$14,997	$15,356	$14,114
5/31/2020	$16,222	$16,087	$14,544
6/30/2020	$16,835	$16,407	$14,754
7/31/2020	$17,432	$17,332	$15,341
8/31/2020	$18,403	$18,578	$15,954
9/30/2020	$17,925	$17,872	$15,586
10/31/2020	$17,641	$17,397	$15,310
11/30/2020	$19,329	$19,301	$16,375
12/31/2020	$20,369	$20,043	$16,762
1/31/2021	$20,543	$19,841	$16,613
2/28/2021	$21,064	$20,388	$16,792
3/31/2021	$20,890	$21,281	$17,149
4/30/2021	$21,601	$22,416	$17,752
5/31/2021	$21,348	$22,573	$17,850
6/30/2021	$22,153	$23,100	$18,150
7/31/2021	$22,043	$23,649	$18,490
8/31/2021	$22,580	$24,368	$18,813
9/30/2021	$21,774	$23,234	$18,223
10/31/2021	$22,674	$24,862	$18,987
11/30/2021	$21,569	$24,690	$18,930
12/31/2021	$21,821	$25,797	$19,420
1/31/2022	$20,553	$24,462	$18,650
2/28/2022	$19,778	$23,729	$18,232
3/31/2022	$19,954	$24,610	$18,435
4/30/2022	$17,541	$22,464	$17,191
5/31/2022	$17,242	$22,505	$17,254
6/30/2022	$15,533	$20,648	$16,291
7/31/2022	$16,819	$22,552	$17,352
8/31/2022	$16,643	$21,632	$16,731
9/30/2022	$15,128	$19,640	$15,517
10/31/2022	$15,938	$21,230	$16,191
11/30/2022	$16,555	$22,416	$16,972
12/31/2022	$15,332	$21,125	$16,354
1/31/2023	$17,419	$22,452	$17,172
2/28/2023	$16,971	$21,904	$16,743
3/31/2023	$17,517	$22,708	$17,282
4/30/2023	$17,439	$23,063	$17,486
5/31/2023	$17,829	$23,163	$17,455
6/30/2023	$18,648	$24,693	$18,123
7/31/2023	$19,507	$25,487	$18,467
8/31/2023	$19,019	$25,081	$18,243
9/30/2023	$18,219	$23,885	$17,536
10/31/2023	$17,517	$23,383	$17,204
11/30/2023	$19,350	$25,518	$18,458
12/31/2023	$20,684	$26,678	$19,244
1/31/2024	$20,645	$27,126	$19,417
2/29/2024	$21,886	$28,574	$19,929
3/31/2024	$22,753	$29,494	$20,388
4/30/2024	$21,354	$28,289	$19,682
5/31/2024	$22,103	$29,692	$20,401
6/30/2024	$22,871	$30,757	$20,918
7/31/2024	$22,694	$31,132	$21,266
8/31/2024	$23,048	$31,887	$21,697
9/30/2024	$23,738	$32,568	$22,092
10/31/2024	$23,935	$32,272	$21,752
11/30/2024	$25,767	$34,167	$22,610
12/31/2024	$25,132	$33,352	$22,139
1/31/2025	$26,008	$34,281	$22,556
2/28/2025	$25,411	$33,834	$22,578
3/31/2025	$23,938	$31,928	$21,818
4/30/2025	$24,496	$31,711	$21,764
5/31/2025	$26,187	$33,707	$22,523
6/30/2025	$27,938	$35,421	$23,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	22.16%	10.66%	11.22%
S&P 500® Index	15.16%	16.64%	13.98%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	11.62%	9.62%	9.17%

Performance Inception Date	Nov. 02, 2015
AssetsNet	$ 485,671,242
Holdings Count | Holding	209
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$485,671,242
# of Portfolio Holdings	209
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	66.1%
Bonds & Notes	26.4%
Cash & Other Assets - Net	7.5%

Common Stock Sectors (% of Common Stocks)*

Information Technology	37.4%
Communication Services	16.6%
Financials	14.9%
Consumer Discretionary	13.4%
Healthcare	10.7%
Industrials	5.9%
Energy	1.1%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Government	42.0%
Residential Mortgage-Backed Securities	25.3%
Financial	11.0%
Consumer, Non-cyclical	4.1%
Energy	3.2%
Communications	2.7%
Technology	2.5%
Utilities	2.0%
Consumer, Cyclical	2.0%
Industrial	1.5%
Basic Materials	1.5%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	1.1%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Meta Platforms, Inc.	4.2%
NVIDIA Corp.	3.9%
Amazon.com, Inc.	3.0%
Advanced Micro Devices, Inc.	3.0%
Alphabet, Inc.	2.7%
Microsoft Corp.	2.5%
Uber Technologies, Inc.	2.5%
Netflix, Inc.	2.3%
Exelixis, Inc.	2.3%
MicroStrategy, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020636
Shareholder Report [Line Items]
Fund Name	Value Line Capital Appreciation Fund, Inc.
Class Name	Investor
Trading Symbol	VALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Capital Appreciation Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 11.08% during the six months ended June 30, 2025.

• The Fund outperformed its blended benchmark due to selection and asset allocation, i.e., being overweight equities and underweight fixed income.

• The Fund’s equity portfolio outperformed the S&P 500® Index, attributable primarily to stock selection. It was also boosted by growth stocks’ strong performance. The Fund’s fixed income portfolio lagged the Bloomberg Index.

• The Fund’s equity portfolio was helped by stock selection in financials, information technology and communication services and by overweights to information technology and communication services. Stock selection in energy and consumer staples detracted as did having no allocation to utilities.

• Stocks contributing most positively were Robinhood Markets, a financial services platform operator; Uber Technologies, a transportation company; and MicroStrategy, an enterprise analytics software provider that invests in Bitcoin. Out-of-Index positions in Robinhood Markets and MicroStrategy each advanced on cryptocurrency momentum. Uber Technologies saw a share price gain driven by strong revenue growth and profitability.

• Detracting most were positions in Snap, operator of social media platform Snapchat; Lululemon Athletica, an athletic apparel retailer; and Alphabet, parent company of Google—each of which saw a share price decline. An out-of-Index position in Snap was hurt by a lackluster advertising environment, tariff concerns and a lack of clear guidance. The Fund sold its position in Lululemon Athletica on the company’s deteriorating fundamentals. Alphabet was affected by decelerating cloud revenue, a delayed rollout of some AI tools and a lackluster advertising environment.

• The fixed income portion of the Fund was hurt by duration and yield curve positioning. Sector allocations decisions helped. Overweights in corporate bonds, particularly BBB-rated bonds, and an underweight in U.S. Treasuries contributed most positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Capital Appreciation Fund Inc.-Investor Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
06/15	$10,000	$10,000	$10,000
07/15	$10,148	$10,210	$10,154
08/15	$9,588	$9,594	$9,780
09/15	$9,277	$9,356	$9,661
10/15	$9,943	$10,145	$10,151
11/15	$9,880	$10,176	$10,158
12/15	$9,803	$10,015	$10,049
01/16	$9,196	$9,518	$9,805
02/16	$9,185	$9,505	$9,825
03/16	$9,610	$10,150	$10,261
04/16	$9,632	$10,189	$10,301
05/16	$9,801	$10,372	$10,413
06/16	$9,641	$10,399	$10,504
07/16	$10,125	$10,783	$10,763
08/16	$10,316	$10,798	$10,767
09/16	$10,285	$10,800	$10,766
10/16	$10,037	$10,603	$10,615
11/16	$10,004	$10,996	$10,750
12/16	$10,077	$11,213	$10,884
01/17	$10,469	$11,426	$11,016
02/17	$10,826	$11,879	$11,308
03/17	$10,955	$11,893	$11,314
04/17	$11,229	$12,015	$11,418
05/17	$11,170	$12,184	$11,550
06/17	$11,518	$12,260	$11,589
07/17	$11,911	$12,512	$11,752
08/17	$12,137	$12,551	$11,815
09/17	$12,220	$12,810	$11,939
10/17	$12,208	$13,109	$12,109
11/17	$12,363	$13,511	$12,326
12/17	$12,482	$13,661	$12,430
01/18	$13,322	$14,443	$12,800
02/18	$12,996	$13,911	$12,469
03/18	$12,813	$13,557	$12,310
04/18	$12,951	$13,609	$12,302
05/18	$13,328	$13,937	$12,515
06/18	$13,543	$14,023	$12,555
07/18	$13,606	$14,544	$12,837
08/18	$14,070	$15,018	$13,121
09/18	$14,259	$15,104	$13,132
10/18	$12,815	$14,072	$12,552
11/18	$13,154	$14,358	$12,735
12/18	$12,143	$13,062	$12,139
01/19	$13,651	$14,109	$12,774
02/19	$13,909	$14,562	$13,017
03/19	$14,208	$14,845	$13,269
04/19	$14,615	$15,446	$13,592
05/19	$13,705	$14,464	$13,171
06/19	$14,697	$15,483	$13,794
07/19	$14,629	$15,706	$13,925
08/19	$14,113	$15,457	$13,937
09/19	$13,746	$15,746	$14,064
10/19	$13,922	$16,087	$14,263
11/19	$14,928	$16,671	$14,571
12/19	$15,317	$17,175	$14,831
01/20	$15,332	$17,168	$14,942
02/20	$14,719	$15,755	$14,311
03/20	$12,821	$13,809	$13,217
04/20	$15,033	$15,579	$14,327
05/20	$16,243	$16,321	$14,764
06/20	$16,871	$16,645	$14,977
07/20	$17,469	$17,584	$15,573
08/20	$18,425	$18,848	$16,194
09/20	$17,947	$18,132	$15,822
10/20	$17,663	$17,650	$15,541
11/20	$19,337	$19,582	$16,623
12/20	$20,377	$20,334	$17,015
01/21	$20,550	$20,129	$16,864
02/21	$21,072	$20,684	$17,045
03/21	$20,882	$21,590	$17,408
04/21	$21,593	$22,742	$18,020
05/21	$21,340	$22,901	$18,119
06/21	$22,130	$23,436	$18,424
07/21	$22,019	$23,993	$18,769
08/21	$22,556	$24,722	$19,097
09/21	$21,735	$23,572	$18,498
10/21	$22,635	$25,224	$19,274
11/21	$21,530	$25,049	$19,216
12/21	$21,760	$26,172	$19,713
01/22	$20,513	$24,817	$18,932
02/22	$19,723	$24,074	$18,507
03/22	$19,899	$24,968	$18,714
04/22	$17,493	$22,791	$17,450
05/22	$17,194	$22,833	$17,515
06/22	$15,490	$20,948	$16,537
07/22	$16,772	$22,879	$17,614
08/22	$16,579	$21,946	$16,984
09/22	$15,051	$19,925	$15,752
10/22	$15,877	$21,538	$16,435
11/22	$16,491	$22,742	$17,228
12/22	$15,270	$21,432	$16,601
01/23	$17,326	$22,778	$17,432
02/23	$16,880	$22,223	$16,996
03/23	$17,423	$23,038	$17,543
04/23	$17,346	$23,398	$17,750
05/23	$17,734	$23,500	$17,719
06/23	$18,529	$25,053	$18,396
07/23	$19,383	$25,857	$18,746
08/23	$18,898	$25,446	$18,519
09/23	$18,083	$24,232	$17,801
10/23	$17,404	$23,723	$17,464
11/23	$19,208	$25,889	$18,737
12/23	$20,528	$27,066	$19,535
01/24	$20,489	$27,520	$19,710
02/24	$21,720	$28,990	$20,230
03/24	$22,581	$29,923	$20,696
04/24	$21,193	$28,700	$19,979
05/24	$21,916	$30,124	$20,709
06/24	$22,678	$31,204	$21,233
07/24	$22,502	$31,584	$21,587
08/24	$22,835	$32,350	$22,025
09/24	$23,539	$33,041	$22,425
10/24	$23,715	$32,742	$22,081
11/24	$25,513	$34,664	$22,952
12/24	$24,886	$33,837	$22,473
01/25	$25,752	$34,780	$22,897
02/25	$25,142	$34,326	$22,919
03/25	$23,684	$32,392	$22,148
04/25	$24,235	$32,172	$22,092
05/25	$25,910	$34,197	$22,863
06/25	$27,644	$35,936	$23,701

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	21.90%	10.38%	10.70%
S&P 500® Index	15.16%	16.64%	13.65%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	11.62%	9.62%	9.01%

AssetsNet	$ 485,671,242
Holdings Count | Holding	209
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$485,671,242
# of Portfolio Holdings	209
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	66.1%
Bonds & Notes	26.4%
Cash & Other Assets - Net	7.5%

Common Stock Sectors (% of Common Stocks)*

Information Technology	37.4%
Communication Services	16.6%
Financials	14.9%
Consumer Discretionary	13.4%
Healthcare	10.7%
Industrials	5.9%
Energy	1.1%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Government	42.0%
Residential Mortgage-Backed Securities	25.3%
Financial	11.0%
Consumer, Non-cyclical	4.1%
Energy	3.2%
Communications	2.7%
Technology	2.5%
Utilities	2.0%
Consumer, Cyclical	2.0%
Industrial	1.5%
Basic Materials	1.5%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	1.1%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Meta Platforms, Inc.	4.2%
NVIDIA Corp.	3.9%
Amazon.com, Inc.	3.0%
Advanced Micro Devices, Inc.	3.0%
Alphabet, Inc.	2.7%
Microsoft Corp.	2.5%
Uber Technologies, Inc.	2.5%
Netflix, Inc.	2.3%
Exelixis, Inc.	2.3%
MicroStrategy, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com